Leases (Tables)	12 Months Ended
Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

For the year ended March 31,
2023
RMB
Cash paid for the rentals included in the lease liabilities	7,654
Right-of-use assets obtained in exchange for lease liabilities	—

Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases

As of March 31, 2023, supplemental consolidated balance sheet information related to leases were as follows:

As of March 31,
2023
RMB
Right-of-use assets	5,441
Current portion of lease liabilities	2,654
Non-current lease liabilities	753

Schedule of Lease Term and Discount Rates	Lease term and discount rates were as follows:

As of March 31,
2023
RMB
Weighted-average remaining lease term
Operating leases	1.28 years
Weighted-average discount rate
Operating leases	4.4%

Office
Lessee, Lease, Description [Line Items]
Schedule of Future Minimum Lease Payments under Non-cancelable Operating Leases

As of March 31,
2023
RMB
Maturities of lease liabilities were as follows:
2024	2,744
2025	768
Total undiscounted lease payments	3,512
Less: imputed interest	(105)
Total present value of lease liabilities	3,407

As of March 31, 2022, future minimum payments under non-cancellable operating leases for offices consist of the following:

As of March 31,
2022
For the year ended March 31,	RMB
2023	10,800
2024	5,815
2025	2,876
Total	19,491